Leases (Tables)	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Future Minimum Capital and Operating Lease Payments and Related Present Value of Capital Lease Payments
Future minimum capital and operating lease payments and the related present value of capital lease payments for continuing and discontinued operations at September 30, 2016 were as follows (in millions):

	Capital Leases	Operating Leases
2017	$5	$406
2018	4	310
2019	3	227
2020	3	156
2021	3	98
After 2021	12	155
Total minimum lease payments	30	$1,352
Interest	(6)
Present value of net minimum lease payments	$24